UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional Investment Manager Filing this Report:

Name:      Barclays Bank Plc
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------------

Form  13F  File  Number:  28-5494
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David S. Jones
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-415-5960
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David S. Jones                    New York, NY                    6/22/2001
------------------                    ------------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:0
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           36
                                              -----------

Form  13F  Information  Table  Value  Total:  $226,662.08
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.          Form 13F File Number                 Name

      28-5494                                     Barclays Bank PLC

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIR PRODS & CHEMS INC          COM              009158106     4066  105900 SH  SOLE 105900              0      0    0
ALCOA INC                      COM              013817101     5435  151200 SH  SOLE 151200              0      0    0
AMERICAN HOME PRODS CORP       COM              026609107     3577   60899 SH  SOLE 60899               0      0    0
AMERICAN INTL GROUP INC        COM              026874107     8437  104811 SH  SOLE 104811              0      0    0
AOL TIME WARNER INC            COM              00184A105     5940  147950 SH  SOLE 147950              0      0    0
BANK OF AMERICA CORPORATION    COM              060505104     7840  143200 SH  SOLE 143200              0      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108     9397  158201 SH  SOLE 158201              0      0    0
CHUBB CORP                     COM              171232101     4737   65400 SH  SOLE 65400               0      0    0
CISCO SYS INC                  COM              17275R102     5312  336000 SH  SOLE 336000              0      0    0
CITIGROUP INC                  COM              172967101    12076  268481 SH  SOLE 268481              0      0    0
DELL COMPUTER CORP             COM              247025109     5255  204600 SH  SOLE 204600              0      0    0
DUKE ENERGY CORP               COM              264399106     4974  116400 SH  SOLE 116400              0      0    0
E M C CORP MASS                COM              268648102     2360   80300 SH  SOLE 80300               0      0    0
EXXON MOBIL CORP               COM              30231G102     7763   95850 SH  SOLE 95850               0      0    0
FEDERAL HOME LN MTG CORP       COM              313400301     7137  110100 SH  SOLE 110100              0      0    0
GENERAL ELEC CO                COM              369604103     9684  231350 SH  SOLE 231350              0      0    0
GUIDANT CORP                   COM              401698105     6401  142295 SH  SOLE 142295              0      0    0
HOME DEPOT INC                 COM              437076102     6314  146500 SH  SOLE 146500              0      0    0
INTEL CORP                     COM              458140100     8935  339600 SH  SOLE 339600              0      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     9069   94300 SH  SOLE 94300               0      0    0
J P MORGAN CHASE & CO          COM              46625H100     8310  185100 SH  SOLE 185100              0      0    0
MCGRAW HILL COS INC            COM              580645109      474    7950 SH  SOLE 7950                0      0    0
MICROSOFT CORP                 COM              594918104     9318  170400 SH  SOLE 170400              0      0    0
NORTEL NETWORKS CORP NEW       COM              656568102     2725  194000 SH  SOLE 194000              0      0    0
ORACLE CORP                    COM              68389X105     3220  215000 SH  SOLE 215000              0      0    0
PEPSICO INC                    COM              713448108     6750  153600 SH  SOLE 153600              0      0    0
PFIZER INC                     COM              717081103    10993  268450 SH  SOLE 268450              0      0    0
PHILIP MORRIS COS INC          COM              718154107     4446   93700 SH  SOLE 93700               0      0    0
SCHLUMBERGER LTD               COM              806857108     5628   97700 SH  SOLE 97700               0      0    0
TARGET CORP                    COM              87612E106     5596  155100 SH  SOLE 155100              0      0    0
TYCO INTL LTD NEW              COM              902124106     5913  136800 SH  SOLE 136800              0      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     4533   61850 SH  SOLE 61850               0      0    0
VERIZON COMMUNICATIONS         COM              92343V104     5575  113100 SH  SOLE 113100              0      0    0
VIACOM INC                     CL B             925524308     4530  103030 SH  SOLE 103030              0      0    0
WAL MART STORES INC            COM              931142103     7830  155050 SH  SOLE 155050              0      0    0
WORLDCOM INC GA NEW            COM              98157D106     6093  326100 SH  SOLE 326100              0      0    0